Schedule of Cash Flow Statement Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net cash provided by operating activities from continuing operations	$ 1,366,959	$ 763,200	$ 1,237,182
Investing activities:
Capital expenditures, including internal-use software and website development	(328,387)	(308,581)	(235,697)
Purchases of investments	(1,194,210)	(1,216,591)	(1,873,519)
Sales and maturities of investments	1,162,557	1,502,576	1,955,955
Acquisitions, net of cash acquired	(560,668)	(541,247)	(199,360)
Other, net	(3,549)	38,330	(15,204)
Net cash provided by (used in) investing activities from continuing operations	(924,257)	(525,513)	(367,825)
Financing activities:
Proceeds from issuance of long-term debt, net of issuance costs	492,894
Purchases of treasury stock	(537,861)	(522,900)	(417,571)
Proceeds from issuance of treasury stock	20,404	25,273
Payment of dividends to stockholders	(84,697)	(75,760)	(130,423)
Proceeds from exercise of equity awards and employee stock purchase plan	108,121	56,836	241,193
Other, net	49,288	24,035	34,014
Net cash provided by (used in) financing activities from continuing operations	48,149	(492,516)	(272,787)
Net cash provided by (used in) continuing operations	490,851	(254,829)	596,570
Net cash provided by discontinued operations		13,637	(7,607)
Effect of exchange rate changes on cash and cash equivalents	(109,184)	(30,936)	15,064
Net increase (decrease) in cash and cash equivalents	381,667	(272,128)	604,027
Cash and cash equivalents at beginning of year	1,021,033	1,293,161	689,134
Cash and cash equivalents at end of year	1,402,700	1,021,033	1,293,161
Parent
Financing activities:
Proceeds from issuance of long-term debt, net of issuance costs	492,894
Purchases of treasury stock	(537,861)	(522,900)	(417,571)
Proceeds from issuance of treasury stock	20,404	25,273
Payment of dividends to stockholders	(84,697)	(75,760)	(130,423)
Proceeds from exercise of equity awards and employee stock purchase plan	104,598	52,134	238,001
Transfers (to) from related parties	(53,494)	482,975	268,893
Other, net	58,156	38,278	41,100
Guarantor Subsidiaries
Operating activities:
Net cash provided by operating activities from continuing operations	1,027,571	305,174	1,008,600
Investing activities:
Capital expenditures, including internal-use software and website development	(281,696)	(243,428)	(191,423)
Purchases of investments	(913,205)	(932,011)	(1,518,142)
Sales and maturities of investments	861,744	1,193,948	1,628,365
Other, net	(2,805)	40,850	(12,954)
Net cash provided by (used in) investing activities from continuing operations	(335,962)	59,359	(94,154)
Financing activities:
Transfers (to) from related parties	(287,394)	(754,948)	(268,893)
Other, net	(2,124)	7,565	(2,292)
Net cash provided by (used in) financing activities from continuing operations	(289,518)	(747,383)	(271,185)
Net cash provided by (used in) continuing operations		(382,850)	643,261
Net cash provided by discontinued operations		13,637	(7,607)
Effect of exchange rate changes on cash and cash equivalents	(64,798)	(31,260)	14,250
Net increase (decrease) in cash and cash equivalents	337,293	(400,473)	649,904
Cash and cash equivalents at beginning of year	606,683	1,007,156	357,252
Cash and cash equivalents at end of year	943,976	606,683	1,007,156
Non-Guarantor Subsidiaries
Operating activities:
Net cash provided by operating activities from continuing operations	339,388	458,026	228,582
Investing activities:
Capital expenditures, including internal-use software and website development	(46,691)	(65,153)	(44,274)
Purchases of investments	(281,005)	(284,580)	(355,377)
Sales and maturities of investments	300,813	308,628	327,590
Acquisitions, net of cash acquired	(560,668)	(541,247)	(199,360)
Other, net	(744)	(2,520)	(2,250)
Net cash provided by (used in) investing activities from continuing operations	(588,295)	(584,872)	(273,671)
Financing activities:
Proceeds from exercise of equity awards and employee stock purchase plan	3,523	4,702	3,192
Transfers (to) from related parties	340,888	271,973
Other, net	(6,744)	(21,808)	(4,794)
Net cash provided by (used in) financing activities from continuing operations	337,667	254,867	(1,602)
Net cash provided by (used in) continuing operations		128,021	(46,691)
Effect of exchange rate changes on cash and cash equivalents	(44,386)	324	814
Net increase (decrease) in cash and cash equivalents	44,374	128,345	(45,877)
Cash and cash equivalents at beginning of year	414,350	286,005	331,882
Cash and cash equivalents at end of year	$ 458,724	$ 414,350	$ 286,005